Nature of Business (Details)						1 Months Ended	3 Months Ended						9 Months Ended
	Oct. 08, 2021 USD ($) shares	May 19, 2021 shares	Sep. 22, 2020 USD ($) shares	Aug. 07, 2020 shares	Aug. 28, 2019 USD ($)	May 31, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 £ / shares	Jun. 30, 2021 £ / shares	Mar. 31, 2021 £ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 £ / shares	Sep. 30, 2020 £ / shares	Sep. 22, 2020 £ / shares shares	Aug. 19, 2020 £ / shares	Aug. 18, 2020 £ / shares	Jun. 30, 2020 £ / shares	Mar. 31, 2020 £ / shares	Dec. 31, 2019 £ / shares
Conversion of Stock [Line Items]
Shares issued, stock splits (in shares)				1,161
Stock split, conversion ratio			8.8028	0.00086133
Common stock, outstanding (in shares)																		35,930,331
Consideration received on transaction | $					$ 25,000,000.0	$ 154,800,000
Net loss | $							$ 15,849,000	$ 17,528,000	$ 12,715,000	$ 16,694,000	$ 16,249,000	$ 8,585,000	$ 46,092,000	$ 41,528,000
Accumulated deficit | $							143,991,000						143,991,000					$ 97,899,000
Cash and cash equivalents | $							$ 293,959,000			$ 196,505,000			$ 293,959,000	$ 196,505,000				$ 190,327,000
IPO
Conversion of Stock [Line Items]
Consideration received on transaction | $			$ 132,800,000
Ordinary Shares
Conversion of Stock [Line Items]
Common stock, par value (in dollars per share) | £ / shares															£ 0.008	£ 0.008	£ 0.008		£ 0.008	£ 0.008	£ 0.008	£ 0.001	£ 1.00	£ 0.008	£ 0.008	£ 0.008
Common stock, outstanding (in shares)							41,731,180						41,731,180								27,305,331
Ordinary Shares | Over-Allotment Option
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)		600,000
Deferred Shares
Conversion of Stock [Line Items]
Common stock, par value (in dollars per share) | £ / shares															£ 21,921.504	£ 21,921.504	£ 21,921.504		£ 21,921.504	£ 21,921.504	£ 21,921.504			£ 21,921.504	£ 21,921.504	£ 21,921.504
Common stock, outstanding (in shares)							1						1					1
American Depositary Shares | Cowen And Company, LLC | Subsequent Event | Forecast
Conversion of Stock [Line Items]
Consideration received on transaction | $	$ 150,000,000
Sale of Stock, Exchange Rate To Shares	1
American Depositary Shares | IPO
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)			8,625,000
Sale of stock, price per share (in dollars per share) | £ / shares																					£ 17.00
American Depositary Shares | Over-Allotment Option
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares)			1,125,000